CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
COMMUNICATION SERVICES - 6.5%
Entertainment - 2.3%
Walt Disney Co.	2,420	$334,710

Interactive Media & Services - 4.2%
Alphabet Inc., Class A Shares	420	601,768	*

TOTAL COMMUNICATION SERVICES		936,478

CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 3.0%
Starbucks Corp.	3,490	296,057
Vail Resorts Inc.	590	138,361

Total Hotels, Restaurants & Leisure		434,418

Specialty Retail - 2.4%
Home Depot Inc.	1,530	348,993

Textiles, Apparel & Luxury Goods - 2.5%
NIKE Inc., Class B Shares	3,660	352,458

TOTAL CONSUMER DISCRETIONARY		1,135,869

CONSUMER STAPLES - 8.1%
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	1,380	421,618

Food Products - 1.5%
Hain Celestial Group Inc.	8,750	211,838	*

Household Products - 1.4%
Colgate-Palmolive Co.	2,780	205,108

Personal Products - 2.2%
Unilever NV, ADR	5,480	319,374

TOTAL CONSUMER STAPLES		1,157,938

FINANCIALS - 14.0%
Banks - 6.5%
Bank of America Corp.	12,480	409,719
First Republic Bank	2,230	247,262
US Bancorp	5,190	276,212

Total Banks		933,193

Capital Markets - 3.4%
BlackRock Inc.	440	232,034
Charles Schwab Corp.	5,590	254,624

Total Capital Markets		486,658

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2020 Quarterly Report	1

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Insurance - 4.1%
Hartford Financial Services Group Inc.	4,230	$250,754
Progressive Corp.	4,160	335,671

Total Insurance		586,425

TOTAL FINANCIALS		2,006,276

HEALTH CARE - 11.8%
Biotechnology - 2.8%
Alexion Pharmaceuticals Inc.	1,320	131,195	*
BioMarin Pharmaceutical Inc.	3,230	269,705	*

Total Biotechnology		400,900

Health Care Equipment & Supplies - 5.0%
Becton Dickinson and Co.	1,140	313,705
Danaher Corp.	2,470	397,349

Total Health Care Equipment & Supplies		711,054

Health Care Providers & Services - 1.6%
UnitedHealth Group Inc.	860	234,307

Pharmaceuticals - 2.4%
Merck & Co. Inc.	4,090	349,450

TOTAL HEALTH CARE		1,695,711

INDUSTRIALS - 11.8%
Building Products - 2.0%
Trex Co. Inc.	2,950	289,808	*

Commercial Services & Supplies - 1.0%
Herman Miller Inc.	3,830	148,029

Electrical Equipment - 3.0%
Rockwell Automation Inc.	930	178,244
Vestas Wind Systems A/S, ADR	7,670	253,547

Total Electrical Equipment		431,791

Machinery - 5.0%
Evoqua Water Technologies Corp.	9,890	197,503	*
Ingersoll-Rand PLC	2,290	305,097
Xylem Inc.	2,650	216,399

Total Machinery		718,999

Road & Rail - 0.8%
Lyft Inc., Class A Shares	2,350	111,578	*

TOTAL INDUSTRIALS		1,700,205

INFORMATION TECHNOLOGY - 24.9%
Electronic Equipment, Instruments & Components - 1.5%
Keysight Technologies Inc.	2,240	208,297	*

See Notes to Schedule of Investments.

2	ClearBridge Sustainability Leaders Fund 2020 Quarterly Report

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
IT Services - 5.3%
Automatic Data Processing Inc.	2,240	$383,914
Visa Inc., Class A Shares	1,930	384,012

Total IT Services		767,926

Semiconductors & Semiconductor Equipment - 3.8%
Lam Research Corp.	1,050	313,120
SolarEdge Technologies Inc.	2,400	234,864	*

Total Semiconductors & Semiconductor Equipment		547,984

Software - 8.3%
Autodesk Inc.	1,230	242,126	*
Microsoft Corp.	5,610	954,990

Total Software		1,197,116

Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc.	2,770	857,343

TOTAL INFORMATION TECHNOLOGY		3,578,666

MATERIALS - 4.6%
Chemicals - 2.7%
Ecolab Inc.	2,000	392,220

Containers & Packaging - 1.9%
Ball Corp.	3,780	272,840

TOTAL MATERIALS		665,060

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Equinix Inc.	530	312,557

Real Estate Management & Development - 1.5%
Jones Lang LaSalle Inc.	1,310	222,464

TOTAL REAL ESTATE		535,021

UTILITIES - 4.9%
Electric Utilities - 1.8%
NextEra Energy Inc.	980	262,836

Independent Power and Renewable Electricity Producers - 3.1%
Brookfield Renewable Partners LP	4,800	233,952
Ormat Technologies Inc.	2,700	214,002

Total Independent Power and Renewable Electricity Producers		447,954

TOTAL UTILITIES		710,790

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $9,514,625)		14,122,014

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2020 Quarterly Report	3

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.386%	168,419	$168,419
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.475%	42,105	42,105	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $210,524)			210,524

TOTAL INVESTMENTS - 99.7% (Cost - $9,725,149)			14,332,538
Other Assets in Excess of Liabilities - 0.3%			38,910

TOTAL NET ASSETS - 100.0%			$14,371,448

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At January 31, 2020, the total market value of investments in Affiliated Companies was $42,105 and the cost was $42,105 (Note 2).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Sustainability Leaders Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$14,122,014	—	—	$14,122,014
Short-Term Investments†	210,524	—	—	210,524

Total Investments	$14,332,538	—	—	$14,332,538

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended January 31, 2020. The following transactions were effected in shares of such company for the period ended January 31, 2020.

	Affiliate Value at October 31,	Purchased		Sold		Realized	Interest	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at January 31,
	2019	Cost	Shares	Cost	Shares	Gain (Loss)	Income	(Depreciation)	2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$392,686	392,686	$350,581	350,581	—	$127	—	$42,105

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